Benefits offered to team members (Details 1) - R$ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Plan 2019 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat		2019 Plan
Date of grant		Mar. 19, 2019
End of grace period		03/19/22
Settlement Method		Shares
Granted quantities, shares			417,234
Shares canceled		(18,802)	(71,905)
Quantity of acquisition, shares			345,329
Shares exercised		(326,527)
Plan 2019 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat		2019 Plan
Date of grant		Mar. 19, 2019
End of grace period		03/19/22
Settlement Method		Cash
Granted quantities, shares			82,128
Shares canceled		(1,297)	(8,433)
Quantity of acquisition, shares			73,695
Shares exercised		(72,398)
Plan 2020 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat		2020 Plan
Date of grant		Apr. 01, 2020
End of grace period		04/01/23
Settlement Method		Shares
Granted quantities, shares			1,007,883
Shares canceled			(72,743)
Quantity of acquisition, shares		932,767	932,767
Shares exercised			(2,373)
Fair value of the share	[1]	R$ 16.27
Plan 2020 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat		2020 Plan
Date of grant		Apr. 01, 2020
End of grace period		04/01/23
Settlement Method		Cash
Granted quantities, shares			314,333
Shares canceled			(47,943)
Quantity of acquisition, shares		266,390	266,390
Fair value of the share, value	[1]	R$ 9.67
Plan 2021 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat		2021 Plan
Date of grant		May 10, 2021
End of grace period		05/10/24
Settlement Method		Shares
Granted quantities, shares			557,888
Shares canceled			(9,598)
Quantity of acquisition, shares		548,290	548,290
Fair value of the share	[1]	R$ 51.39
Plan 2021 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat		2021 Plan
Date of grant		May 10, 2021
End of grace period		05/10/24
Settlement Method		Cash
Granted quantities, shares			144,779
Quantity of acquisition, shares		144,779	144,779
Fair value of the share, value	[1]	R$ 9.67
Plan 2022 [Member] | Settlement Methodology Shares [Member]
IfrsStatementLineItems [Line Items]
Name of flat		2022 Plan
Date of grant		May 17, 2022
End of grace period		05/17/25
Settlement Method		Shares
Granted quantities, shares		537,870
Quantity of acquisition, shares		537,870
Fair value of the share	[1]	R$ 44.15
Plan 2022 [Member] | Settlement Methodology Cash [Member]
IfrsStatementLineItems [Line Items]
Name of flat		2022 Plan
Date of grant		May 17, 2022
End of grace period		05/17/25
Settlement Method		Cash
Granted quantities, shares		132,902
Quantity of acquisition, shares		132,902
Fair value of the share, value	[1]	R$ 9.67

[1]	Values in monetary units.